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   PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS -- EQUITY PORTFOLIOS

SUPPLEMENT DATED JULY 31, 2006 TO PROSPECTUS DATED APRIL 1, 2006

The following replaces the eighth paragraph under "Portfolio Management" on page 40 of the Prospectus:

Effective July 31, 2006, the manager for the Mid Cap Growth Portfolio is Christopher D. Guinther, Vice President of Northern Trust. He has had such responsibility since December 2005. Mr. Guinther joined Northern Trust in November 2005. From 2003 to 2005, he was an equity portfolio manager with Principal Financial Group. From 1996 to 2003, he was with Banc One Investment Advisors, where he was an equity analyst and portfolio manager.

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                                                                   NIF SPTE 706
[LOGO] NORTHERN
INSTITUTIONAL FUNDS/R/
Managed by
Northern Trust
                                         50 South LaSalle Street
                                         P.O. Box 75986
                                         Chicago, Illinois 60675-5986
                                         800/637-1380
                                         northerninstitutionalfunds.com